Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of detailed information about intangible assets

	Developed technology	Brand name	Total
	US$	US$	US$
COST
At May 1, 2021	5,829	—	5,829
Additions	151	177	328
Exchange realignment	(67)	(2)	(69)

At April 30, 2022	5,913	175	6,088
Reclassified as held for sale (note 15)	(5,773)	—	(5,773)
Exchange realignment	13	—	13

At April 30, 2023	153	175	328

AMORTIZATION
At May 1, 2021	625	—	625
Charge for the year	829	8	837
Exchange realignment	(14)	—	(14)

At April 30, 2022	1,440	8	1,448
Charge for the year	824	9	833
Reclassified as held for sale (note 15)	(2,268)	—	(2,268)
Exchange realignment	4	—	4

At April 30, 2023	—	17	17

CARRYING VALUES
At April 30, 2022	4,473	167	4,640

At April 30, 2023	153	158	311

Summary of intangible assets with indefinite useful life	The intangible assets are amortized on a straight-line basis as follows:

Developed technology	7 years
Brand name	20 years